Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 026
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

(a)	(b) Identity of Issuer, Borrower, Lessor, or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost**	(e) Current Value
	Common Stock and Mutual Funds
*	Sonoco Products Company	Sonoco Stock		$33,124
*	Empower Retirement	Self-Managed Account		9,576
	Collective Trusts
*	StateStreet Global Advisors	S&P 500 Index SL CL II		362,735
*	StateStreet Global Advisors	S&P Mid-Cap SL CL XIV		111,178
*	StateStreet Global Advisors	Bond Market Index SL CL XIV		104,753
*	StateStreet Global Advisors	International Stock Index SL CL IX		115,027
*	StateStreet Global Advisors	Russell Small Cap Index II Fund		51,978
*	StateStreet Global Advisors	SSgA Retirement 2025 SL CL V		67,324
*	StateStreet Global Advisors	SSgA Retirement 2030 SL CL V		111,669
*	StateStreet Global Advisors	SSgA Retirement 2035 SL CL V		99,012
*	StateStreet Global Advisors	SSgA Retirement 2040 SL CL V		95,936
*	StateStreet Global Advisors	SSgA Retirement 2045 SL CL V		49,670
*	StateStreet Global Advisors	SSgA Retirement 2050 SL CL V		58,494
*	StateStreet Global Advisors	SSgA Retirement 2055 SL CL V		42,025
*	StateStreet Global Advisors	SSgA Retirement 2060 SL CL V		25,304
*	StateStreet Global Advisors	SSgA Retirement 2065 SL CL V		16,976
*	StateStreet Global Advisors	SSgA Retirement Income SL CL V		32,879

	Stable Value Fund
	SEI Trust Company
	Transamerica Premier Life Ins. Co.	Synthetic Investment Contract, 3.25%
	Voya Ret. Ins. and Annuity Co.	Synthetic Investment Contract, 3.25%
	Massachusetts Mutual Life Ins. Co.	Synthetic Investment Contract, 3.21%
	Metropolitan Tower Life Ins. Co.	Synthetic Investment Contract, 3.23%
*	SEI Trust Company	Galliard Short Core Fund F		44,038
	SEI Trust Company
	Transamerica Premier Life Ins. Co.	Synthetic Investment Contract, 3.25%
	Voya Ret. Ins. and Annuity Co.	Synthetic Investment Contract, 3.25%
	Massachusetts Mutual Life Ins. Co.	Synthetic Investment Contract, 3.21%
	Metropolitan Tower Life Ins. Co.	Synthetic Investment Contract, 3.23%
*	SEI Trust Company	Galliard Intermediate Core Fund L		64,918
*	SEI Trust Company	Short-Term Investment Fund II		2,940
				1,499,556
*	Notes receivable from participants	Notes receivable from participants have interest rates ranging from 4.25% to 9.5%, with varying maturity dates through 2047		33,102
				$1,532,658
* Represents a party-in-interest to the Plan
** Cost omitted for participant-directed accounts
(a) Represents the aggregate value of the segregated portfolio held by the contract issuer for the benefit of the Fund